Securities (Details 6) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Amortized Cost
Due after ten years		$ 1,399,000
Total		1,399,000
Total amortized cost		30,981,000
Fair Value
Due after ten years		1,390,000
Total		1,390,000
Fair Value		30,902,000
Realized net gain (loss) from trading securities portfolio	(700,000)	600,000	(1,200,000)	(2,800,000)
Carrying amount of securities pledged	635,200,000	1,100,000,000		1,000,000,000
Fair value of securities pledged	633,400,000	1,000,000,000		938,100,000
Deposit with various state insurance departments	9,300,000	8,600,000		9,400,000
Residential mortgage-backed securities
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		29,582,000
Total amortized cost		29,582,000
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		29,512,000
Fair Value		$ 29,512,000